Note 13 - Property, Plant and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Balance at beginning of period				$ 179,649
Additions*		$ 6,686	$ 9,042	16,122	$ 18,161
Impairments				0	(878)
Balance at end of period		183,663		183,663		$ 179,649
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				248,124	233,826	233,826
Additions*	[1]			16,122		29,606
Impairments						(908)
Disposals				(131)		(33)
Reallocate to assets held for sale						(14,301)
Reallocations between asset classes				0		0
Foreign exchange movement				90		(66)
Balance at end of period		264,205		264,205		248,124
Disposals				131		33
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						(31)
Disposals				97
Foreign exchange movement				58		(41)
Balance at beginning of period				68,475	54,843	54,843
Depreciation				12,106		14,486
Accumulated depreciation for assets reallocated to assets held for sale						(782)
Disposals				(97)
Balance at end of period		80,542		80,542		68,475
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period				7,324
Balance at end of period		6,494		6,494		7,324
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				16,686	15,194	15,194
Additions*	[1]			0		0
Impairments						0
Disposals				0		0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		1,492
Foreign exchange movement				0		0
Balance at end of period		16,686		16,686		16,686
Disposals				(0)		(0)
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Disposals				0
Foreign exchange movement				0		0
Balance at beginning of period				9,362	8,350	8,350
Depreciation				830		1,012
Accumulated depreciation for assets reallocated to assets held for sale						0
Disposals				0
Balance at end of period		10,192		10,192		9,362
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance at beginning of period				156
Balance at end of period		63		63		156
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				501	525	525
Additions*	[1]			0		0
Impairments						0
Disposals				0		0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		0
Foreign exchange movement				22		(24)
Balance at end of period		523		523		501
Disposals				(0)		(0)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Disposals				0
Foreign exchange movement				20		(9)
Balance at beginning of period				345	230	230
Depreciation				95		124
Accumulated depreciation for assets reallocated to assets held for sale						0
Disposals				0
Balance at end of period		460		460		345
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period				100,592
Balance at end of period		109,423		109,423		100,592
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				118,398	82,154	82,154
Additions*	[1]			128		0
Impairments						(872)
Disposals				0		0
Reallocate to assets held for sale						0
Reallocations between asset classes				14,048		37,116
Foreign exchange movement				0		0
Balance at end of period		132,574		132,574		118,398
Disposals				(0)		(0)
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						(21)
Disposals				0
Foreign exchange movement				0		0
Balance at beginning of period				17,806	12,368	12,368
Depreciation				5,345		5,459
Accumulated depreciation for assets reallocated to assets held for sale						0
Disposals				0
Balance at end of period		23,151		23,151		17,806
Assets under construction and decommissioning assets [member]
Statement Line Items [Line Items]
Balance at beginning of period				34,842
Balance at end of period		36,443		36,443		34,842
Assets under construction and decommissioning assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				35,628	46,453	46,453
Additions*	[1]			15,151		28,276
Impairments						0
Disposals				0		0
Reallocate to assets held for sale						0
Reallocations between asset classes				(13,504)		(39,099)
Foreign exchange movement				24		(2)
Balance at end of period		37,299		37,299		35,628
Disposals				(0)		(0)
Assets under construction and decommissioning assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Disposals				0
Foreign exchange movement				0		0
Balance at beginning of period				786	693	693
Depreciation				70		93
Accumulated depreciation for assets reallocated to assets held for sale						0
Disposals				0
Balance at end of period		856		856		786
Plant and equipment [member]
Statement Line Items [Line Items]
Balance at beginning of period				35,625
Balance at end of period		30,400		30,400		35,625
Plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				71,445	70,485	70,485
Additions*	[1]			790		538
Impairments						(36)
Disposals				0		(33)
Reallocate to assets held for sale						0
Reallocations between asset classes				(544)		491
Foreign exchange movement				0		0
Balance at end of period		71,691		71,691		71,445
Disposals				(0)		33
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						(10)
Disposals				0
Foreign exchange movement				0		0
Balance at beginning of period				35,820	29,257	29,257
Depreciation				5,471		6,573
Accumulated depreciation for assets reallocated to assets held for sale						0
Disposals				0
Balance at end of period		41,291		41,291		35,820
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period				606
Balance at end of period		533		533		606
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				1,861	1,563	1,563
Additions*	[1]			53		335
Impairments						0
Disposals				(3)		0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		0
Foreign exchange movement				41		(37)
Balance at end of period		1,952		1,952		1,861
Disposals				3		(0)
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Disposals				2
Foreign exchange movement				35		(30)
Balance at beginning of period				1,255	1,100	1,100
Depreciation				131		185
Accumulated depreciation for assets reallocated to assets held for sale						0
Disposals				(2)
Balance at end of period		1,419		1,419		1,255
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period				504
Balance at end of period		307		307		504
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period				3,605	3,314	3,314
Additions*	[1]			0		294
Impairments						0
Disposals				(128)		0
Reallocate to assets held for sale						0
Reallocations between asset classes				0		0
Foreign exchange movement				3		(3)
Balance at end of period		3,480		3,480		3,605
Disposals				128		(0)
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Disposals				95
Foreign exchange movement				3		(2)
Balance at beginning of period				3,101	2,845	2,845
Depreciation				164		258
Accumulated depreciation for assets reallocated to assets held for sale						0
Disposals				(95)
Balance at end of period		3,173		3,173		3,101
Solar plant [member]
Statement Line Items [Line Items]
Balance at beginning of period				0
Balance at end of period		0		0		0
Solar plant [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period	[2]			0	14,138	14,138
Additions*	[1],[2]			0		163
Impairments	[2]					0
Disposals	[2]			0		0
Reallocate to assets held for sale	[2]					(14,301)
Reallocations between asset classes	[2]			0		0
Foreign exchange movement	[2]			0		0
Balance at end of period	[2]	0		0		0
Disposals	[2]			(0)		(0)
Solar plant [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments						0
Disposals				0
Foreign exchange movement				0		0
Balance at beginning of period				0	$ 0	0
Depreciation				0		782
Accumulated depreciation for assets reallocated to assets held for sale						(782)
Disposals				0
Balance at end of period		$ 0		$ 0		$ 0

[1]	Included in additions is the change in estimate for the decommissioning asset of ($722) (2023: $1,962) due to change in the Life of Mine (“LoM”) estimate to 2041.
[2]	The solar plant was fully commissioned on February 2, 2023 and the sale agreement between Caledonia Mining Corporation Plc and Caledonia Mining Services (Private) Limited was concluded for the sale of the solar plant. Depreciation on the solar plant commenced on February 2, 2023 and the power purchase agreement, between Caledonia Mining Services (Private) Limited and Blanket Mine, became effective. From September 28, 2023 the solar plant is classified as held for sale. In December 2022, the Caledonia board approved a proposal for Caledonia Mining Services (Private) Limited (which owns the solar plant) to issue loan notes pursuant to a loan note instrument (“bonds”) up to a value of $12 million. The decision was taken in order to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market. Refer to note 21.1 for more information on these loan notes.